Provisions - Additional information (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Provisions [Line Items]
Other provisions, amount expected to be settled within twelve months		€ 574	€ 720
Additions		288	325
Miscellaneous other liabilities		12,369	13,667
Total equity		53,698	55,628	€ 57,004	€ 52,802
Accumulated impairments
Disclosure of Provisions [Line Items]
Expected credit losses		6,049	5,839
Accumulated impairments | Non-financial guarantees
Disclosure of Provisions [Line Items]
Expected credit losses				151
IAS 37 & IFRS 9 Off-Balance Provisions
Disclosure of Provisions [Line Items]
Miscellaneous other liabilities				109
Adjustment
Disclosure of Provisions [Line Items]
Total equity	[1]			(46)	€ 64
Compensation of Dutch retail customers
Disclosure of Provisions [Line Items]
Additions		180	75
Other provisions
Disclosure of Provisions [Line Items]
Additions		€ 26	€ 39
Other provisions | Adjustment | Increase (decrease) due to changes in accounting policy
Disclosure of Provisions [Line Items]
Total equity				€ 42

[1]	Changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees.